SCHEDULE OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS AS CASH FLOWS FROM FINANCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 34,579	$ 21,901,774	$ 20,199,966
Additions		4,124,180	6,009,906
Repayments	(34,579)	(530,019)	(1,150,000)
Non-cash transaction		(22,744,781)	34,579
Interest expenses		392,931	534,323
Fair value/other adjustments		(3,109,506)	(3,727,000)
Ending balance		34,579	21,901,774
Convertible loan notes [member]
IfrsStatementLineItems [Line Items]
Beginning balance		4,090,342	3,349,822
Additions			100,000
Repayments
Non-cash transaction		(4,968,302)
Interest expenses		238,960	266,520
Fair value/other adjustments		639,000	374,000
Ending balance			4,090,342
Amount due from immediate holding company [member]
IfrsStatementLineItems [Line Items]
Beginning balance		5,345,929	506
Additions		713,719	5,345,423
Repayments
Non-cash transaction		(6,059,142)
Interest expenses
Fair value/other adjustments		(506)
Ending balance			5,345,929
Amount due to a related company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	34,579	34,579
Additions
Repayments	(34,579)
Non-cash transaction			34,579
Interest expenses
Fair value/other adjustments
Ending balance		34,579	34,579
Loan from immediate holding company [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,930,993	2,328,926
Additions		3,410,461	564,483
Repayments		(530,019)	(1,150,000)
Non-cash transaction		(4,940,858)
Interest expenses		129,423	187,584
Fair value/other adjustments
Ending balance			1,930,993
Loan from a related company [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,140,931	1,060,712
Additions
Repayments
Non-cash transaction		(1,165,479)
Interest expenses		24,548	80,219
Fair value/other adjustments
Ending balance			1,140,931
Preference shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance		9,359,000	13,460,000
Additions
Repayments
Non-cash transaction		(5,611,000)
Interest expenses
Fair value/other adjustments		(3,748,000)	(4,101,000)
Ending balance			$ 9,359,000